Summary of Significant of Accounting Policies - Additional Information (Detail) ¥ / shares in Units, $ / shares in Units, ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 CNY (¥) Segment ¥ / shares	Dec. 31, 2024 USD ($) Segment	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2024 USD ($) $ / shares
Advertising and promotional expenses	¥ 188,790	$ 25,864	¥ 127,790	¥ 361,363
Number of reportable segments	2	2
Cash and cash equivalents, restricted cash and short-term investments	¥ 1,833,366				$ 251,170
Maximum ownership percentage in ICP business	50.00%	50.00%
Depreciation Rate Of Foreign Currency Exchange	2.81%	2.81%	2.94%	8.23%
Deferred Revenue, Revenue Recognized	¥ 101,566	$ 13,914	¥ 106,333	¥ 123,809
Contract liabilities	¥ 306,204		¥ 247,855		$ 41,950
PRC
Cash and cash equivalents, restricted cash and short-term investments held percentage	31.50%	31.50%
Non-PRC
Cash and cash equivalents, restricted cash and short-term investments held percentage	68.50%	68.50%
Third-party advertising agents | Total Revenue [Member]
Concentration risk percentage	10.00%	10.00%	13.00%	24.00%
Cross Currency Interest Rate Contract [Member]
Noon buying rate | (per share)	¥ 7.2993				$ 1